Demerger of Subsidiary (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 GBP (£)	Nov. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 GBP (£) shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Apr. 30, 2020 shares	Mar. 31, 2020 shares
Demerger of Subsidiary (Details) [Line Items]
Consultancy fees			$ 105,000		£ 2,073,930
Number of ordinary shares (in Shares)			190,968				2,505,725	22,019,230	420,000	16,666,665
Cancelled Share Premiuim				$ 5,461,000	4,000,000
Stemprinter Sciences Ltd [Member]
Demerger of Subsidiary (Details) [Line Items]
Ownership rights and intellectual property	$ 1,400,000	£ 1,000,000
Fair value of account				$ 283,246	2,073,930
Received shares (in Shares)				3,070,000		3,070,000
Contributed capital and resources				$ 1,400,000	£ 1,000,000
cash				$ 1,400,000		£ 1,000,000
Accustem Sciences Ltd [Member]
Demerger of Subsidiary (Details) [Line Items]
Number of ordinary shares (in Shares)				194,612,288		194,612,288
Ordinary share par value (in Dollars per share) | $ / shares				$ 0.01
Notes payable				$ 1,400,000		£ 1,000,000